Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories	Note 10. Inventories

As at December 31:	2020	2019
Raw materials	$1,358	$1,877
Work-in-progress	55	20
Finished goods	—	491
	$1,413	$2,388